Expense Example - Franklin Templeton Moderately Aggressive Model Portfolio	May 01, 2021 USD ($)
Class II
Expense Example:
Expense Example, with Redemption, 1 Year	$ 103
Expense Example, with Redemption, 3 Years	332
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,288
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	258
Expense Example, with Redemption, 5 Years	454
Expense Example, with Redemption, 10 Years	$ 1,019